UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-PX
                                                   -----------------------------
                                                             OMB APPROVAL
                                                   OMB Number:         3235-0582
                                                   Expires:       April 30, 2009
                                                   Estimated average burden
                                                   hours per response.......14.4
                                                   -----------------------------


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number  811-02213
                                   -----------

CASTLE CONVERTIBLE FUND, INC.
-----------------------------
(Exact name of registrant as specified in charter)

111 FIFTH AVENUE - 2ND FLOOR, NEW YORK, NY                            10003
--------------------------------------------------------------------------------
 (Address of principal executive offices)                           (Zip code)


                          FRED ALGER MANAGEMENT, INC.,
             ATTN: HAL LIEBES, 111 FIFTH AVENUE, NEW YORK, NY 10003
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 806-2966
                                                    ----------------------------

Date of fiscal year end:  10/31/06
                         ------------------------------

Date of reporting period:  07/01/06- 06/30/2007
                          -----------------------------

    Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Section Section
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b 1-4 thereunder (17 CFR 270.30b 1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

    A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of44U.S.C. Section 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02213
Reporting Period: 07/01/2006 - 06/30/2007
Castle Convertible Fund, Inc.









======================== CASTLE CONVERTIBLE FUND, INC. =========================


BANK OF AMERICA CORP.

Ticker:       BAC            Security ID:  060505104
Meeting Date: APR 25, 2007   Meeting Type: Annual
Record Date:  MAR 2, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Elect Director William Barnet, III        For       For        Management
2     Elect Director Frank P. Bramble, Sr.      For       For        Management
3     Elect Director John T. Collins            For       For        Management
4     Elect Director Gary L. Countryman         For       For        Management
5     Elect Director Tommy R. Franks            For       For        Management
6     Elect Director Charles K. Gifford         For       For        Management
7     Elect Director W. Steven Jones            For       For        Management
8     Elect Director Kenneth D. Lewis           For       For        Management
9     Elect Director Monica C. Lozano           For       For        Management
10    Elect Director Walter E. Massey           For       For        Management
11    Elect Director Thomas J. May              For       For        Management
12    Elect Director Patricia E. Mitchell       For       For        Management
13    Elect Director Thomas M. Ryan             For       For        Management
14    Elect Director O. Temple Sloan, Jr.       For       For        Management
15    Elect Director Meredith R. Spangler       For       For        Management
16    Elect Director Robert L. Tillman          For       For        Management
17    Elect Director Jackie M. Ward             For       For        Management
18    Ratify Auditors                           For       For        Management
19    Prohibit Executive Stock-Based Awards     Against   Against    Shareholder
20    Change Size of Board of Directors         Against   Against    Shareholder
21    Separate Chairman and CEO Positions       Against   Against    Shareholder

--------------------------------------------------------------------------------

CITIGROUP INC.

Ticker:       C              Security ID:  172967101
Meeting Date: APR 17, 2007   Meeting Type: Annual
Record Date:  FEB 21, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Elect Director C. Michael Armstrong       For       For        Management
2     Elect Director Alain J.P. Belda           For       For        Management
3     Elect Director George David               For       For        Management
4     Elect Director Kenneth T. Derr            For       For        Management
5     Elect Director John M. Deutch             For       For        Management
6     Elect Director Roberto Hernandez Ramirez  For       For        Management
7     Elect Director Klaus Kleinfeld            For       For        Management
8     Elect Director Andrew N. Liveris          For       For        Management
9     Elect Director Anne Mulcahy               For       For        Management
10    Elect Director Richard D. Parsons         For       For        Management
11    Elect Director Charles Prince             For       For        Management
12    Elect Director Judith Rodin               For       For        Management
13    Elect Director Robert E. Rubin            For       For        Management
14    Elect Director Franklin A. Thomas         For       For        Management
15    Ratify Auditors                           For       For        Management
16    Report on Government Service of Employees Against   Against    Shareholder
17    Report on Political Contributions         Against   For        Shareholder
18    Report on Charitable Contributions        Against   Against    Shareholder
19    Approve Report of the Compensation        Against   For        Shareholder
      Committee
20    Report on Pay Disparity                   Against   Against    Shareholder
21    Separate Chairman and CEO Positions       Against   Against    Shareholder
22    Stock Retention/Holding Period            Against   Against    Shareholder
23    Restore or Provide for Cumulative Voting  Against   Against    Shareholder
24    Amend Bylaws to Permit Shareholders to    Against   For        Shareholder
      Call Special Meetings


--------------------------------------------------------------------------------

CONOCOPHILLIPS

Ticker:       COP            Security ID:  20825C104
Meeting Date: MAY 9, 2007    Meeting Type: Annual
Record Date:  MAR 12, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Elect Director James E. Copeland, Jr.     For       For        Management
2     Elect Director Kenneth M. Duberstein      For       For        Management
3     Elect Director Ruth R. Harkin             For       For        Management
4     Elect Director William R. Rhodes          For       For        Management
5     Elect Director J. Stapleton Roy           For       For        Management
6     Elect Director William E. Wade, Jr.       For       For        Management
7     Ratify Auditors                           For       For        Management
8     Report on Political Contributions         Against   Against    Shareholder
9     Report on Renewable Energy Sources        Against   Against    Shareholder
10    Require Director Nominee Qualifications   Against   Against    Shareholder
11    Report on Environmental Damage from       Against   For        Shareholder
      Drilling in the National Petroleum
      Reserve
12    Report on Indigenous Peoples Rights       Against   Against    Shareholder
      Policies
13    Report on Community Impact of Operations  Against   Against    Shareholder

--------------------------------------------------------------------------------

ENTERGY CORP.

Ticker:       ETR            Security ID:  29364G103
Meeting Date: MAY 4, 2007    Meeting Type: Annual
Record Date:  MAR 6, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Maureen Scannell Bateman   For       For        Management
1.2   Elect Director W. Frank Blount            For       For        Management
1.3   Elect Director Simon D. DeBree            For       For        Management
1.4   Elect Director Gary W. Edwards            For       For        Management
1.5   Elect Director Alexis M. Herman           For       For        Management
1.6   Elect Director Donald C. Hintz            For       For        Management
1.7   Elect Director J. Wayne Leonard           For       For        Management
1.8   Elect Director Stuart L. Levenick         For       For        Management
1.9   Elect Director James R. Nichols           For       For        Management
1.10  Elect Director William A. Percy, II       For       For        Management
1.11  Elect Director W.J. Tauzin                For       For        Management
1.12  Elect Director Steven V. Wilkinson        For       For        Management
2     Ratify Auditors                           For       For        Management
3     Report on Political Contributions         Against   For        Shareholder
4     Limit Executive Compensation              Against   Against    Shareholder


--------------------------------------------------------------------------------

GLAXOSMITHKLINE PLC (FORMERLY GLAXO WELLCOME PLC )

Ticker:       GSK            Security ID:  37733W105
Meeting Date: MAY 23, 2007   Meeting Type: Annual
Record Date:  MAR 16, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     TO RECEIVE AND ADOPT THE DIRECTORS        For       For        Management
      REPORT AND THE FINANCIAL STATEMENTS
2     TO APPROVE THE REMUNERATION REPORT        For       For        Management
3     TO ELECT DR DANIEL PODOLSKY AS A DIRECTOR For       For        Management
4     TO ELECT DR STEPHANIE BURNS AS A DIRECTOR For       For        Management
5     TO RE-ELECT MR JULIAN HESLOP AS A         For       For        Management
      DIRECTOR
6     TO RE-ELECT SIR DERYCK MAUGHAN AS A       For       For        Management
      DIRECTOR
7     TO RE-ELECT DR RONALDO SCHMITZ AS A       For       For        Management
      DIRECTOR
8     TO RE-ELECT SIR ROBERT WILSON AS A        For       For        Management
      DIRECTOR
9     Ratify Auditors                           For       For        Management
10    REMUNERATION OF AUDITORS                  For       For        Management
11    TO AUTHORISE THE COMPANY TO MAKE          For       For        Management
      DONATIONS TO EU POLITICAL ORGANISATIONS
      AND INCUR EU POLITICAL EXPENDITURE
12    AUTHORITY TO ALLOT SHARES                 For       For        Management
13    DISAPPLICATION OF PRE-EMPTION RIGHTS      For       For        Management
      (SPECIAL RESOLUTION)
14    AUTHORITY FOR THE COMPANY TO PURCHASE ITS For       For        Management
      OWN SHARES (SPECIAL RESOLUTION)
15    AMENDMENT OF THE ARTICLES OF ASSOCIATION  For       For        Management
      (SPECIAL RESOLUTION)

--------------------------------------------------------------------------------

JPMORGAN CHASE & CO.

Ticker:       JPM            Security ID:  46625H100
Meeting Date: MAY 15, 2007   Meeting Type: Annual
Record Date:  MAR 16, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Crandall C. Bowles         For       For        Management
1.2   Elect Director Stephen B. Burke           For       For        Management
1.3   Elect Director James S. Crown             For       For        Management
1.4   Elect Director James Dimon                For       For        Management
1.5   Elect Director Ellen V. Futter            For       For        Management
1.6   Elect Director William H. Gray, III       For       For        Management
1.7   Elect Director Laban P. Jackson, Jr.      For       For        Management
1.8   Elect Director Robert I. Lipp             For       For        Management
1.9   Elect Director David C. Novak             For       For        Management
1.10  Elect Director Lee R. Raymond             For       For        Management
1.11  Elect Director William C. Weldon          For       For        Management
2     Ratify Auditors                           For       For        Management
3     Put Repricing of Stock Options to         Against   Against    Shareholder
      Shareholder Vote
4     Performance-Based and/or Time-Based       Against   For        Shareholder
      Equity Awards
5     Advisory Vote to Ratify Named Executive   Against   For        Shareholder
      Officers' Compensation
6     Separate Chairman and CEO Positions       Against   Against    Shareholder
7     Provide for Cumulative Voting             Against   For        Shareholder
8     Require a Majority Vote for the Election  Against   For        Shareholder
      of Directors
9     Report on Political Contributions         Against   Against    Shareholder
10    Report on Management Initiatives to       Against   Against    Shareholder
      Address Links to Slavery and Human Rights
      Abuse


--------------------------------------------------------------------------------

ROYAL DUTCH SHELL PLC

Ticker:       RDS.B          Security ID:  780259206
Meeting Date: MAY 15, 2007   Meeting Type: Annual
Record Date:  APR 4, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     ADOPTION OF ANNUAL REPORT AND ACCOUNTS    For       For        Management
2     APPROVAL OF REMUNERATION REPORT           For       For        Management
3     ELECTION OF RIJKMAN GROENINK AS A         For       For        Management
      DIRECTOR OF THE COMPANY
4     RE-ELECTION OF MALCOLM BRINDED AS A       For       For        Management
      DIRECTOR OF THE COMPANY
5     RE-ELECTION OF LINDA COOK AS A DIRECTOR   For       For        Management
      OF THE COMPANY
6     RE-ELECTION OF MAARTEN VAN DEN BERGH AS A For       For        Management
      DIRECTOR OF THE COMPANY
7     RE-ELECTION OF NINA HENDERSON AS A        For       For        Management
      DIRECTOR OF THE COMPANY
8     RE-ELECTION OF CHRISTINE MORIN-POSTEL AS  For       For        Management
      A DIRECTOR OF THE COMPANY
9     Ratify Auditors                           For       For        Management
10    REMUNERATION OF AUDITORS                  For       For        Management
11    AUTHORITY TO ALLOT SHARES                 For       For        Management
12    DISAPPLICATION OF PRE-EMPTION RIGHTS      For       For        Management
13    AUTHORITY TO PURCHASE OWN SHARES          For       For        Management
14    AUTHORITY FOR CERTAIN DONATIONS AND       For       For        Management
      EXPENDITURE
========== END NPX REPORT

                                   SIGNATURES


     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Castle Convertible Fund, Inc.
             -------------------------------------------------------------------


By (Signature and Title)* /s/ Daniel C. Chung
                          ------------------------------------------------------
                          Daniel C. Chung, Principal Executive Officer

Date   8/22/07
     ---------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.